Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Net income	$ 77,674	$ 62,050
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	59,380	4,442
Reclassification of realized loss on derivative instruments designated as cash flow hedges	3,291	1,194
Foreign currency translation adjustments	(56)	(46)
Comprehensive income, before tax	140,289	67,640
Income tax (expense) benefit related to items of other comprehensive income	(567)	36
Comprehensive income, after tax	139,722	67,676
Less: Dividends on preferred shares	4,969
Comprehensive income attributable to common shareholders	$ 134,753	$ 67,676